Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of trade and other payables

	As of December 31,
(in thousands of $)	2024	2023	2022
Trade payables	$342,228	$245,557	$188,721
Short‑term employee benefits	150,818	95,104	84,337
Sales rebates and reserves	140,474	55,788	19,478
Other	16,473	17,564	3,142
Total trade and other payables	$649,993	$414,013	$295,679

Schedule of movement in gross to net accruals	The following table summarizes the movement in the sales rebates and reserves for the year ended December 31, 2024,
2023 and 2022:

(in thousands of $)	Rebates and chargebacks	Distribution fees, product returns	Total sales rebates and reserves
Balance on January 1, 2022	$—	$—	$—
Current estimate related to the sales made in the current year	35,426	10,740	46,166
(Credits or payments related to sales made during the year)	(20,028)	(6,661)	(26,689)
Balance on December 31, 2022	$15,398	$4,079	$19,478
Current estimate related to the sales made in the current year	123,542	26,427	149,969
Adjustment for prior year sales	(4,041)	(883)	(4,924)
(Credits or payments related to sales made during the year)	(78,327)	(20,722)	(99,049)
(Credits or payments related to sales made during prior year)	(6,910)	(2,775)	(9,685)
Balance on December 31, 2023	$49,662	$6,126	$55,788
Current estimate related to the sales made in the current period	285,863	50,239	336,102
Adjustment for prior year sales	(10,912)	(162)	(11,074)
(Credits or payments related to sales made during the year)	(170,391)	(39,104)	(209,495)
(Credits or payments related to sales made during prior year)	(26,811)	(4,036)	(30,847)
Balance on December 31, 2024	$127,411	$13,063	$140,474